AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.0%
Information Technology – 29.9%
Electronic Equipment, Instruments & Components – 4.3%
Cognex Corp.	878,530	$76,950,443
Littelfuse, Inc.	188,623	55,558,904
Novanta, Inc.(a)	363,041	62,646,355

		195,155,702

IT Services – 4.7%
DigitaloOean Holdings, Inc.(a)	371,029	36,208,720
Flywire Corp.(a) (b)	560,360	26,583,479
MongoDB, Inc.(a) (b)	202,380	105,498,670
Shift4 Payments, Inc. - Class A(a) (b)	730,501	46,116,528

		214,407,397

Semiconductors & Semiconductor Equipment – 10.0%
Entegris, Inc.(b)	530,986	74,752,209
Lattice Semiconductor Corp.(a)	1,045,158	72,575,772
MACOM Technology Solutions Holdings, Inc.(a)	971,510	67,830,828
Monolithic Power Systems, Inc.	147,630	77,573,660
ON Semiconductor Corp.(a)	1,381,590	66,413,031
Synaptics, Inc.(a) (b)	373,583	72,688,044
Universal Display Corp.	137,963	25,274,822

		457,108,366

Software – 10.9%
Avalara, Inc.(a) (b)	474,189	85,183,312
Coupa Software, Inc.(a)	150,442	34,255,643
Freshworks, Inc.(a)	1,247,910	62,707,478
HubSpot, Inc.(a) (b)	69,887	56,624,544
Manhattan Associates, Inc.(a)	459,403	83,400,021
Monday.com Ltd.(a)	133,676	49,704,747
Smartsheet, Inc. - Class A(a)	909,641	62,774,325
Varonis Systems, Inc.(a)	999,903	64,733,720

		499,383,790

		1,366,055,255

Consumer Discretionary – 19.7%
Distributors – 1.8%
Pool Corp.	163,770	84,367,753

Diversified Consumer Services – 2.0%
Chegg, Inc.(a) (b)	789,319	46,917,121
Mister Car Wash, Inc.(a)	2,380,285	43,654,427

		90,571,548

Hotels, Restaurants & Leisure – 3.7%
Dutch Bros, Inc.(a)	300,928	22,942,751
Planet Fitness, Inc.(a) (b)	535,513	42,600,059
Portillo’s, Inc.(a)	599,983	22,799,354

Company	Shares	U.S. $ Value

Vail Resorts, Inc.	235,000	$81,006,850

		169,349,014

Household Durables – 3.9%
NVR, Inc.(a)	9,944	48,673,891
Tempur Sealy International, Inc.	1,316,362	58,538,618
TopBuild Corp.(a)	268,265	68,936,057

		176,148,566

Leisure Products – 0.5%
Latham Group, Inc.(a) (b)	1,535,525	23,647,085

Specialty Retail – 7.8%
Dynatrace, Inc.(a)	982,148	73,661,100
Five Below, Inc.(a)	352,653	69,578,437
Floor & Decor Holdings, Inc. - Class A(a)	641,323	87,168,622
Lithia Motors, Inc. - Class A	173,640	55,429,361
National Vision Holdings, Inc.(a) (b)	1,105,001	68,112,262

		353,949,782

		898,033,748

Health Care – 16.8%
Biotechnology – 7.0%
ADC Therapeutics SA(a) (b)	693,666	20,109,377
Arrowhead Pharmaceuticals, Inc.(a)	430,060	27,446,429
Ascendis Pharma A/S (Sponsored ADR)(a)	156,155	23,674,660
Beyondspring, Inc.(a)	806,927	11,151,731
Biohaven Pharmaceutical Holding Co., Ltd.(a)	220,691	31,408,743
Blueprint Medicines Corp.(a) (b)	289,047	32,514,897
Coherus Biosciences, Inc.(a) (b)	1,142,590	19,115,531
Erasca, Inc.(a) (b)	687,569	13,600,115
Instil Bio, Inc.(a)	628,336	12,799,196
Instil Bio, Inc.(a) (b)	522,234	10,637,907
Intellia Therapeutics, Inc.(a) (b)	247,220	32,875,316
Legend Biotech Corp. (ADR)(a) (b)	416,167	21,848,767
Turning Point Therapeutics, Inc. - Class I(a)	329,338	13,693,874
Ultragenyx Pharmaceutical, Inc.(a)	324,433	27,226,417
Vir Biotechnology, Inc.(a) (b)	602,866	22,746,134

		320,849,094

Health Care Equipment & Supplies – 3.3%
AtriCure, Inc.(a)	772,260	57,965,836
Insulet Corp.(a) (b)	148,956	46,179,339
Silk Road Medical, Inc.(a) (b)	757,880	44,495,135

		148,640,310

Health Care Providers & Services – 1.7%
Alignment Healthcare, Inc.(a)	1,417,218	28,145,950
Amedisys, Inc.(a)	20,983	3,553,261

Company	Shares	U.S. $ Value

Guardant Health, Inc.(a)	402,501	$47,008,092

		78,707,303

Life Sciences Tools & Services – 4.8%
10X Genomics, Inc.(a) (b)	388,829	62,706,453
ICON PLC(a)	219,226	62,867,440
Repligen Corp.(a)	320,027	92,967,843

		218,541,736

		766,738,443

Industrials – 15.8%
Aerospace & Defense – 2.4%
Axon Enterprise, Inc.(a)	374,020	67,308,639
Howmet Aerospace, Inc.	1,429,530	42,442,746

		109,751,385

Building Products – 2.8%
Armstrong World Industries, Inc.(b)	542,440	57,308,786
Trex Co., Inc.(a) (b)	642,030	68,311,992

		125,620,778

Commercial Services & Supplies – 0.7%
Copart, Inc.(a)	215,202	33,418,719

Electrical Equipment – 1.0%
AMETEK, Inc.(b)	356,686	47,225,226

Machinery – 4.8%
Chart Industries, Inc.(a) (b)	312,450	55,466,124
Ingersoll Rand, Inc.(a) (b)	1,019,795	54,824,179
ITT, Inc.	552,540	51,977,438
Middleby Corp. (The)(a)	315,550	57,568,942

		219,836,683

Professional Services – 1.1%
Jacobs Engineering Group, Inc.	365,924	51,383,048

Road & Rail – 1.2%
TFI International, Inc.	484,210	53,664,994

Trading Companies & Distributors – 1.8%
SiteOne Landscape Supply, Inc.(a) (b)	341,124	80,150,495

		721,051,328

Financials – 8.8%
Banks – 3.5%
Pinnacle Financial Partners, Inc.(b)	557,650	53,852,260
Signature Bank/New York NY(b)	190,390	56,701,950
SVB Financial Group(a)	69,240	49,672,776

		160,226,986

Capital Markets – 1.7%
Ares Management Corp. - Class A	869,544	73,685,159

Company	Shares	U.S. $ Value

LPL Financial Holdings, Inc.	38,090	$6,247,522

		79,932,681

Consumer Finance – 0.4%
Fisker, Inc.(a) (b)	1,081,360	17,355,828

Insurance – 3.2%
Goosehead Insurance, Inc. - Class A(b)	209,966	30,298,094
Inari Medical, Inc.(a)	623,416	56,431,616
Kinsale Capital Group, Inc.	312,597	58,502,529

		145,232,239

		402,747,734

Consumer Staples – 2.5%
Food & Staples Retailing – 0.8%
Casey’s General Stores, Inc.(b)	183,523	35,151,995

Food Products – 1.7%
Freshpet, Inc.(a)	328,680	51,244,499
Oatly Group AB (ADR)(a) (b)	1,990,564	25,658,370

		76,902,869

Personal Products – 0.0%
Honest Co., Inc. (The)(a)	112,498	1,029,357

		113,084,221

Energy – 1.6%
Energy Equipment & Services – 0.6%
Cactus, Inc. - Class A(b)	613,800	26,700,300

Oil, Gas & Consumable Fuels – 1.0%
Matador Resources Co.	1,079,140	45,162,009

		71,862,309

Real Estate – 0.9%
Equity Real Estate Investment Trusts (REITs) – 0.9%
Safehold, Inc.(b)	586,510	43,812,297

Total Common Stocks (cost $3,094,706,325)		4,383,385,335

INVESTMENT COMPANIES – 1.3%
Funds and Investment Trusts – 1.3%
iShares Russell 2000 Growth ETF(b) (c) (cost $33,377,190)	186,826	57,434,049

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $93,596,740)	93,596,740	93,596,740

	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $3,221,680,255)		$4,534,416,124

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $54,252,166)	54,252,166	54,252,166

Total Investments – 100.5% (cost $3,275,932,421)(f)		4,588,668,290
Other assets less liabilities – (0.5)%		(23,544,872)

Net Assets – 100.0%		$4,565,123,418

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of October 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,380,577,323 and gross unrealized depreciation of investments was $(67,841,454), resulting in net unrealized appreciation of $1,312,735,869.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Discovery Growth Fund, Inc.

October 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$4,383,385,335	$—	$—	$4,383,385,335
Investment Companies	57,434,049	—	—	57,434,049
Short-Term Investments	93,596,740	—	—	93,596,740
Investments of Cash Collateral for
Securities Loaned in Affiliated Money
Market Fund	54,252,166	—	—	54,252,166

Total Investments in Securities	4,588,668,290	—	—	4,588,668,290
Other Financial Instruments(b)	—	—	—	—

Total	$4,588,668,290	$—	$—	$4,588,668,290

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2021 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$88,020	$236,428	$230,851	$93,597	$2
Government Money Market Portfolio*	68,363	210,532	224,643	54,252	2
Total	$156,383	$446,960	$455,494	$147,849	$4

*	Investments of cash collateral for securities lending transactions